Selling and Administrative Expenses (Details) - Selling and Administrative Expense [Member] - GBP (£)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Foreign exchange gain (loss) [abstract]
Foreign exchange gain		£ 6,778,000		£ 9,159,000
Foreign exchange losses	£ 4,653,000		£ 9,406,000